CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Current
Cash and cash equivalents	$ 112,111	$ 298,068
Short-term investments	2,167	8,490
Restricted cash	27,390	25,450
Trade receivables (note 4)	64,171	67,750
Inventories:
Ore stockpiles	71,263	52,342
Concentrates and dore bars	55,990	69,695
Supplies	270,580	222,630
Income taxes recoverable	13,909	19,313
Available-for-sale securities (notes 4 and 8)	83,098	44,719
Fair value of derivative financial instruments (notes 4 and 10)	9,305	2,112
Other current assets	142,967	92,977
Total current assets	852,951	903,546
Other assets	39,992	55,838
Goodwill (note 14)	235,414	229,279
Property, plant and mine development (note 5)	4,311,713	4,067,456
TOTAL ASSETS	5,440,070	5,256,119
Current
Accounts payable and accrued liabilities	232,565	185,329
Reclamation provision (note 13)	8,503	16,816
Dividends payable		37,905
Interest payable (note 9)	21,019	13,602
Income taxes payable	2,687	10,061
Capital lease obligations	10,887	12,955
Fair value of derivative financial instruments (notes 4 and 10)	484	277
Total current liabilities	276,145	276,945
Long-term debt (note 9)	950,000	830,000
Reclamation provision and other liabilities	121,748	127,735
Deferred income and mining tax liabilities	632,740	611,227
SHAREHOLDERS' EQUITY
Common shares (note 6): Outstanding - 173,730,785 common shares issued, less 302,454 shares held in trust	3,279,648	3,241,922
Stock options (notes 6 and 7)	169,720	148,032
Warrants (note 6)	24,858	24,858
Contributed surplus	15,665	15,665
Retained earnings (deficit)	(22,345)	7,046
Accumulated other comprehensive loss (note 6)	(8,109)	(27,311)
Total shareholders' equity	3,459,437	3,410,212
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,440,070	$ 5,256,119